Organization	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Organization [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

Magnolia Lane Income Fund, formerly known as Palmerston Stock Agency, Inc.  (the “Company,” ”We,” “Ours,” “Us”), was incorporated on May 12, 2009 under the laws of the State of Delaware. The Company was originally formed to commence business as a stock agent in the wool trade.

On May 13, 2013, we entered into a stock purchase agreement (the “Stock Purchase Agreement”) with Ian Raleigh and Michael Raleigh (the “Sellers”) and Magnolia Lane Financial, Inc. (the “Purchaser”), whereby the Purchaser purchased from the Sellers, 10,000,000 shares of common stock, par value $0.0001 per share, of the Company (the “Shares”), representing approximately 69.57% of the issued and outstanding shares of the Company. As a result, the Purchaser became the majority shareholder of the Company.

In connection with the Stock Purchase Agreement, we have ceased pursuing our prior business plan and have begun focusing on our new business which is to manage and invest in real property.  Our current Chief Executive Officer and sole director, Brian Woodland, has numerous years in the real estate acquisition, syndication and asset management business. We intend to acquire real estate in small markets with high degrees of safety to provide income streams to our shareholders.  In addition, we will develop property, syndicate, manage and acquire property for capital appreciation.

In connection with this change of control and change of business, we have conducted a name change and reverse stock split. On August 1, 2013, we filed a Certificate of Amendment to our Articles of Incorporation to change our name from “Palmerston Stock Agency, Inc.” to “Magnolia Lane Income Fund” and to memorialize an 8 to 1 reverse stock split.

On August 12, 2013, the Company received approval from the Financial Industry Regulatory Authority (“FINRA”) to effectuate the Name Change and Stock Split.  FINRA also confirmed that the new stock symbol is MIFC.

On January 16, 2014, the Company entered into an LLC Membership Interest Purchase and Sale Agreement with Magnolia Lane Financial, Inc. (a shareholder). Pursuant to the Agreement, all rights, title and interest of two commercial real estate properties in Massachusetts were contributed to the Company. (See Note 4)

NOTE 1 - ORGANIZATION

Magnolia Lane Income Fund, formerly known as Palmerston Stock Agency, Inc.  (the “Company,” ”We,” “Ours,” “Us”), a development stage company, was incorporated on May 12, 2009 under the laws of the State of Delaware. The Company was originally formed to commence business as a stock agent in the wool trade.

On May 13, 2013, we entered into a stock purchase agreement (the “Stock Purchase Agreement”) with Ian Raleigh and Michael Raleigh (the “Sellers”) and Magnolia Lane Financial, Inc. (the “Purchaser”), whereby the Purchaser purchased from the Sellers, 10,000,000 shares of common stock, par value $0.0001 per share, of the Company (the “Shares”), representing approximately 69.57% of the issued and outstanding shares of the Company. As a result, the Purchaser became the majority shareholder of the Company.

In connection with the Stock Purchase Agreement, we have ceased pursuing our prior business plan and have begun focusing on our new business which is to manage and invest in real property.  Our current Chief Executive Officer and sole director, Brian Woodland, has numerous years in the real estate acquisition, syndication and asset management business. We intend to acquire real estate in small markets with high degrees of safety to provide income streams to our shareholders.  In addition, we will develop property, syndicate, manage and acquire property for capital appreciation.

In connection with this change of control and change of business, we have conducted a name change and reverse stock split. On August 1, 2013, we filed a Certificate of Amendment to our Articles of Incorporation to change our name from “Palmerston Stock Agency, Inc.” to “Magnolia Lane Income Fund” and to memorialize an 8 to 1 reverse stock split.

On August 12, 2013, the Company received approval from the Financial Industry Regulatory Authority (“FINRA”) to effectuate the Name Change and Stock Split.  FINRA also confirmed that the new stock symbol is MIFC.

On January 16, 2014, the Company entered into an LLC Membership Interest Purchase and Sale Agreement with Magnolia Lane Financial, Inc. (a shareholder). Pursuant to the Agreement, all rights, title and interest of two commercial real estate properties in Massachusetts were contributed to the Company. (See Note 4)